Affiliated companies and other equity-method investees - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Equity in earnings of equity-method investees	¥ 34,516	¥ 33,000	¥ 33,917
Dividends from equity-method investees	¥ 13,290	¥ 11,941	¥ 11,031
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company	8,488,200
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	38.50%
Equity method goodwill, remaining carrying value	¥ 67,462
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	34.60%
Equity method goodwill, remaining carrying value	¥ 11,012